Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2023
Brand Name "Birkenstock"
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets, description	Indefinite	Indefinite
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets, description	N/A
Customer Relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets		8 years
Customer Relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets		15 years
Purchased Licenses and Other Intangible Assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years	3 years
Purchased Licenses and Other Intangible Assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years	5 years